Consolidated Statements of Income - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement [LineItems]
Interest income	$ 74,733,441	$ 55,826,695
Interest expense	(29,563,908)	(16,971,578)
Net interest income	45,169,533	38,855,117
Commissions income	14,474,765	14,987,879
Commissions expense	(930,045)	(1,113,684)
Net Commissions income	13,544,720	13,874,195
Subtotal (Net Interest income + Net Commissions income)	58,714,253	52,729,312
Net Income from measurement of financial instruments at fair value through profit or loss	1,261,206	944,908
(Loss) / Profit from sold assets at amortized cost	(6,129)	18,885
Difference in quoted prices of gold and foreign currency	(1,750,282)	2,252,700
Other operating income	3,347,241	2,605,384
Credit loss expense on financial assets	(2,900,048)	(2,613,724)
Net Operating Income	58,666,241	55,937,465
Employee benefits	(12,476,567)	(12,536,276)
Administrative expenses	(8,273,181)	(7,631,898)
Depreciation and amortization of fixed assets	(1,473,445)	(1,407,331)
Other Operating Expenses	(12,393,870)	(11,005,098)
Net operating income after expenses, depreciation and amortization	24,049,178	23,356,862
Income from associates and joint arrangements	266,302	290,303
Loss on net monetary position	(15,722,476)	(9,218,751)
Income before tax on continuing operations	8,593,004	14,428,414
Income tax on continuing operations	(9,327,117)	(8,408,808)
Net (Loss) / Income from continuing operations	(734,113)	6,019,606
Net (Loss) / Income for the fiscal year	(734,113)	6,019,606
Net (Loss) / Income for the fiscal year attributable to the owners of the Parent Company	(701,220)	5,938,807
Net (Loss) / Income for the fiscal year attributable to non-controllinginterests	$ (32,893)	$ 80,799